American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

July 7, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Investment Trust
      1933 Act File No. 33-65170
      1940 Act File No. 811-7822

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 10, filed June 30, 2000, to the issuer's Registration Statement on Form N-1A, the text of which has been filed electronically.

    Please direct any questions or concerns regarding this filing to the undersigned at (816) 340-3335.

Sincerely,

/s/Otis H. Cowan
Otis H. Cowan
Corporate Counsel